Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares Repurchased [Member]	Accumulated Deficit [Member]	Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2016	$ 3,144	$ 35,095	$ 18,302,262	$ (230,490)	$ (32,935,199)		$ (14,825,188)
Balance, shares at Dec. 31, 2016	3,143,530	35,095,763
Board Issuances	$ 1,685	$ 600	15,416,579				15,418,864
Board Issuances, shares	1,685,000	600,000
ESPP Stock Issuance		$ 335	26,871				27,206
ESPP Stock Issuance, shares		335,108
Stock Based Compensation, shares
Net (loss) income					(2,431,175)		(2,431,175)
Balance at Dec. 31, 2017	$ 4,829	$ 36,828	34,495,659	(230,490)	(35,554,994)		(1,248,168)
Balance, shares at Dec. 31, 2017	4,828,530	36,828,371
ASC 606						1,213,000	(1,213,000)
Board Issuances		$ 1,000	118,000				119,000
Board Issuances, shares		1,000,000
Dividend on Class C Shares						(48,000)	(48,000)
ESPP Stock Issuance			4,000				4,000
ESPP Stock Issuance, shares		45,000
Stock-based compensation - options and warrants			352,000				352,000
Stock Based Compensation		$ 2,000	207,000				209,000
Stock Based Compensation, shares		1,800,000
Debt Settlements
Net (loss) income					(949,000)		(949,000)
Balance at Mar. 31, 2018	$ 5,000	$ 40,000	35,177,000	(230,000)	(35,555,000)	216,000	(347,000)
Balance, shares at Mar. 31, 2018	4,829,000	39,673,000
Balance at Dec. 31, 2017	$ 4,829	$ 36,828	34,495,659	(230,490)	(35,554,994)		(1,248,168)
Balance, shares at Dec. 31, 2017	4,828,530	36,828,371
Board Issuances		$ 8,600	2,657,613				2,666,213
Board Issuances, shares		8,600,000
Dividend on Class C Shares							(188,612)
ESPP Stock Issuance		$ 80	11,132				11,212
ESPP Stock Issuance, shares		79,920
Stock Based Compensation, shares
Accumulated other Comprehensive Loss						881	881
Net (loss) income					(5,222,045)		(5,222,045)
Balance at Dec. 31, 2018	$ 4,829	$ 71,933	42,197,882	(230,490)	(39,752,433)	881	2,292,602
Balance, shares at Dec. 31, 2018	4,828,530	71,931,693
ASC 606
Dividend on Class C Shares					(47,000)		(47,000)
ESPP Stock Issuance			1,000				1,000
ESPP Stock Issuance, shares		2,000
Stock-based compensation - options and warrants			323,000				323,000
Stock redemption		$ (1,000)	(229,000)	230,000
Stock redemption, shares		(508,000)
Accumulated other Comprehensive Loss
Net (loss) income					(633,000)		(635,000)
Balance at Mar. 31, 2019	$ 5,000	$ 71,000	$ 42,291,000		$ (40,432,000)	$ 1,000	$ 1,936,000
Balance, shares at Mar. 31, 2019	4,829,000	71,426,000